                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21686

                          Oppenheimer Portfolio Series
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: January 31

                      Date of reporting period: 04/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Conservative Investor Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                      Shares         Value
                                                    ----------   ------------
INVESTMENT COMPANIES--100.6%(1)
ALTERNATIVE INVESTMENT FUNDS--7.4%
Oppenheimer Commodity Strategy Total Return Fund,
Cl. Y                                                2,831,136   $  7,672,381

Oppenheimer Real Estate Fund, Cl. Y                  1,194,582     12,841,764
                                                                 ------------
                                                                   20,514,145

FIXED INCOME FUNDS--69.6%
Oppenheimer Champion Income Fund, Cl. Y              6,235,696      9,602,973

Oppenheimer Core Bond Fund, Cl. Y                   16,031,214     87,370,116

Oppenheimer International Bond Fund, Cl. Y           3,894,343     22,314,586

Oppenheimer Limited-Term Government Fund, Cl. Y      8,159,581     72,130,690
                                                                 ------------
                                                                  191,418,365

GLOBAL EQUITY FUND--5.7%
Oppenheimer Global Fund, Cl. Y                         406,910     15,812,524

MONEY MARKET FUND--0.4%
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.70%(2)                                        987,658        987,658

U.S. EQUITY FUNDS--17.5%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)        497,268     15,703,738

Oppenheimer Main Street Fund, Cl. Y                    739,757     16,622,344

Oppenheimer Value Fund, Cl. Y                        1,028,227     15,783,274
                                                                 ------------
                                                                   48,109,356

Total Investments, at Value (Cost $434,012,448)          100.6%   276,842,048

Liabilities in Excess of Other Assets                     (0.6)    (1,741,073)
                                                    ----------   ------------
Net Assets                                               100.0%  $275,100,975

Footnotes to Statement of Investments


                         1 | Conservative Investor Fund

Conservative Investor Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       SHARES
                                                    JANUARY 31,      GROSS        GROSS         SHARES
                                                        2009       ADDITIONS   REDUCTIONS   APRIL 30, 2009
                                                    -----------   ----------   ----------   --------------
Oppenheimer Capital Appreciation Fund, Cl. Y            525,551       10,635       38,918        497,268
Oppenheimer Champion Income Fund, Cl. Y               7,100,439      636,070    1,500,813      6,235,696
Oppenheimer Commodity Strategy Total Return
   Fund, Cl. Y                                        3,124,062      112,745      405,671      2,831,136
Oppenheimer Core Bond Fund, Cl. Y                    16,515,487      706,263    1,190,536     16,031,214
Oppenheimer Global Fund, Cl. Y                          429,928        8,616       31,634        406,910
Oppenheimer Institutional Money Market Fund,
   Cl. E                                                     --   22,105,593   21,117,935        987,658
Oppenheimer International Bond Fund, Cl. Y            3,991,455       95,254      192,366      3,894,343
Oppenheimer Limited-Term Government Fund,
   Cl. Y                                              8,315,752      221,361      377,532      8,159,581
Oppenheimer Main Street Fund, Cl. Y                     779,922       15,038       55,203        739,757
Oppenheimer Real Estate Fund, Cl. Y                   1,285,658       35,293      126,369      1,194,582
Oppenheimer Value Fund, Cl. Y                         1,085,665       21,694       79,132      1,028,227

                                                        VALUE        INCOME     REALIZED LOSS
                                                    ------------   ----------   -------------
Oppenheimer Capital Appreciation Fund, Cl. Y        $ 15,703,738   $       --    $   936,594
Oppenheimer Champion Income Fund, Cl. Y                9,602,973      284,292     11,792,396
Oppenheimer Commodity Strategy Total Return
   Fund, Cl. Y                                         7,672,381           --      2,029,105
Oppenheimer Core Bond Fund, Cl. Y                     87,370,116    1,949,157      5,762,729
Oppenheimer Global Fund, Cl. Y                        15,812,524           --      1,356,346
Oppenheimer Institutional Money Market Fund,
   Cl. E                                                 987,658          842             --
Oppenheimer International Bond Fund, Cl. Y            22,314,586      226,800        170,109
Oppenheimer Limited-Term Government Fund,
   Cl. Y                                              72,130,690      994,066        448,793
Oppenheimer Main Street Fund, Cl. Y                   16,622,344           --      1,256,984
Oppenheimer Real Estate Fund, Cl. Y                   12,841,764           --      1,836,910
Oppenheimer Value Fund, Cl. Y                         15,783,274           --      1,163,497
                                                    ------------   ----------    -----------
                                                    $276,842,048   $3,455,157    $26,753,463
                                                    ============   ==========    ===========

2.   Rate shown is the 7-day yield as of April 30, 2009.

3.   Non-income producing security.


                         2 | Conservative Investor Fund

Conservative Investor Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of April 30, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $276,842,048            $--
Level 2--Other Significant Observable Inputs             --             --
Level 3--Significant Unobservable Inputs                 --             --
                                               ------------            ---
   Total                                       $276,842,048            $--
                                               ============            ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern


                         3 | Conservative Investor Fund

Conservative Investor Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To


                         4 | Conservative Investor Fund

Conservative Investor Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 476,744,172
                                 =============
Gross unrealized appreciation    $          --
Gross unrealized depreciation     (199,902,124)
                                 -------------
Net unrealized depreciation      $(199,902,124)
                                 =============


                         5 | Conservative Investor Fund

Moderate Investor Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                  Shares          Value
                                                                ----------    ------------
INVESTMENT COMPANIES--100.2%(1)
ALTERNATIVE INVESTMENT FUNDS--7.0%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y          6,817,372    $ 18,475,079
Oppenheimer Real Estate Fund, Cl. Y                              2,786,771      29,957,782
                                                                              ------------
                                                                                48,432,861
                                                                              ------------
FIXED INCOME FUNDS--44.9%
Oppenheimer Champion Income Fund, Cl. Y                         15,328,519      23,605,920
Oppenheimer Core Bond Fund, Cl. Y                               24,376,046     132,849,451
Oppenheimer International Bond Fund, Cl. Y                       8,706,798      49,889,954
Oppenheimer Limited-Term Government Fund, Cl. Y                 11,768,517     104,033,690
                                                                              ------------
                                                                               310,379,015
                                                                              ------------
GLOBAL EQUITY FUND--10.5%
Oppenheimer Global Fund, Cl. Y                                   1,864,339      72,448,210
                                                                              ------------
MONEY MARKET FUND--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.70%(2)     2,229,675       2,229,675
                                                                              ------------
U.S. EQUITY FUNDS--37.5%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)                  2,287,114      72,227,086
Oppenheimer Main Street Fund, Cl. Y                              3,381,801      75,989,054
Oppenheimer Main Street Opportunity Fund, Cl. Y                  4,436,631      39,264,185
Oppenheimer Value Fund, Cl. Y                                    4,707,413      72,258,787
                                                                              ------------
                                                                               259,739,112
                                                                              ------------
Total Investments, at Value (Cost $1,132,947,638)                    100.2%    693,228,873
Liabilities in Excess of Other Assets                                 (0.2)     (1,505,177)
                                                                ----------    ------------
Net Assets                                                           100.0%   $691,723,696
                                                                ----------    ------------

Footnotes to Statement of Investments


                           1 | Moderate Investor Fund

Moderate Investor Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                            SHARES                                  SHARES
                                                          JANUARY 31,      GROSS        GROSS      APRIL 30,
                                                             2009        ADDITIONS   REDUCTIONS      2009
                                                          -----------   ----------   ----------   ----------
Oppenheimer Capital Appreciation Fund, Cl. Y                2,332,832       34,208       79,926    2,287,114
Oppenheimer Champion Income Fund, Cl. Y                    15,642,337    1,136,166    1,449,984   15,328,519
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y     7,049,222      183,753      415,603    6,817,372
Oppenheimer Core Bond Fund, Cl. Y                          24,266,078      912,845      802,877   24,376,046
Oppenheimer Global Fund, Cl. Y                              1,901,836       27,652       65,149    1,864,339
Oppenheimer Institutional Money Market Fund, Cl. E                 --   22,671,305   20,441,630    2,229,675
Oppenheimer International Bond Fund, Cl. Y                  8,723,767      178,336      195,305    8,706,798
Oppenheimer Limited-Term Government Fund, Cl. Y            11,740,378      275,132      246,993   11,768,517
Oppenheimer Main Street Fund, Cl. Y                         3,447,496       48,245      113,940    3,381,801
Oppenheimer Main Street Opportunity Fund, Cl. Y             4,525,577       63,240      152,186    4,436,631
Oppenheimer Real Estate Fund, Cl. Y                         2,860,717       56,103      130,049    2,786,771
Oppenheimer Value Fund, Cl. Y                               4,800,853       69,521      162,961    4,707,413

                                                                                        REALIZED
                                                              VALUE        INCOME         LOSS
                                                          ------------   ----------   -----------
Oppenheimer Capital Appreciation Fund, Cl. Y              $ 72,227,086   $       --   $ 2,094,309
Oppenheimer Champion Income Fund, Cl. Y                     23,605,920      667,628    11,649,947
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y     18,475,079           --     2,257,122
Oppenheimer Core Bond Fund, Cl. Y                          132,849,451    2,920,701     3,922,294
Oppenheimer Global Fund, Cl. Y                              72,448,210           --     3,018,063
Oppenheimer Institutional Money Market Fund, Cl. E           2,229,675        1,900            --
Oppenheimer International Bond Fund, Cl. Y                  49,889,954      502,915       182,829
Oppenheimer Limited-Term Government Fund, Cl. Y            104,033,690    1,421,330       298,342
Oppenheimer Main Street Fund, Cl. Y                         75,989,054           --     2,800,280
Oppenheimer Main Street Opportunity Fund, Cl. Y             39,264,185           --     1,355,652
Oppenheimer Real Estate Fund, Cl. Y                         29,957,782           --     2,112,537
Oppenheimer Value Fund, Cl. Y                               72,258,787           --     2,633,203
                                                          ------------   ----------   -----------
                                                          $693,228,873   $5,514,474   $32,324,578
                                                          ------------   ----------   -----------


                           2 | Moderate Investor Fund

Moderate Investor Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

(2.)   Rate shown is the 7-day yield as of April 30, 2009.

(3.)   Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of April 30, 2009:

                                               INVESTMENTS IN    OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES        INSTRUMENTS*
--------------------------------------------   --------------    ---------------
Level 1--Quoted Prices                          $693,228,873           $--
Level 2--Other Significant Observable Inputs              --            --
Level 3--Significant Unobservable Inputs                  --            --
                                                ------------           ---
   Total                                        $693,228,873           $--
                                                ============           ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the


                           3 | Moderate Investor Fund

Moderate Investor Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the


                           4 | Moderate Investor Fund

Moderate Investor Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When appplicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,191,809,631
                                 ==============

Gross unrealized appreciation    $      219,951
Gross unrealized depreciation      (498,800,709)
                                 --------------
Net unrealized depreciation      $ (498,580,758)
                                 ==============


                           5 | Moderate Investor Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                                 Shares          Value
                                                               ----------   --------------
INVESTMENT COMPANIES--99.1%(1)
ALTERNATIVE INVESTMENT FUNDS--6.7%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y        22,142,916   $   60,007,319
Oppenheimer Real Estate Fund, Cl. Y                             4,733,716       50,887,443
                                                                            --------------
                                                                               110,894,762
FIXED INCOME FUNDS--23.0%
Oppenheimer Champion Income Fund, Cl. Y                        23,796,371       36,646,411
Oppenheimer Core Bond Fund, Cl. Y                              25,490,313      138,922,204
Oppenheimer International Bond Fund, Cl. Y                     14,112,004       80,861,777
Oppenheimer U.S. Government Trust, Cl. Y                       13,921,995      122,513,552
                                                                            --------------
                                                                               378,943,944
GLOBAL EQUITY FUNDS--23.8%
Oppenheimer Developing Markets Fund, Cl. Y                      5,548,324      102,144,790
Oppenheimer Global Fund, Cl. Y                                  2,905,949      112,925,196
Oppenheimer International Growth Fund, Cl. Y                    8,809,459      159,891,707
Oppenheimer International Small Company Fund, Cl. Y             1,549,098       18,310,400
                                                                            --------------
                                                                               393,272,093
MONEY MARKET FUND--1.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.70%(2)   29,932,223       29,932,223
U.S. EQUITY FUNDS--43.8%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)                 6,254,851      197,528,177
Oppenheimer Main Street Fund, Cl. Y                             7,502,102      168,572,242
Oppenheimer Main Street Small Cap Fund, Cl. Y                   8,846,309      121,282,892
Oppenheimer MidCap Fund, Cl. Y(3)                               1,688,600       18,405,745
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                 1,222,637       25,528,654


                           1 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

Oppenheimer Value Fund, Cl. Y                                  12,460,982      191,276,077
                                                                            --------------
                                                                               722,593,787
Total Investments, at Value (Cost $2,378,872,684)                    99.1%   1,635,636,809
Other Assets Net of Liabilities                                       0.9       14,528,663
                                                               ----------   --------------
Net Assets                                                          100.0%  $1,650,165,472

Footnotes to Statement of Investments


                           2 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                    SHARES                                         SHARES
                                                    JANUARY         GROSS           GROSS          APRIL
                                                   31, 2009       ADDITIONS      REDUCTIONS       30, 2009
                                                  ----------   --------------   ------------   -------------
Oppenheimer Capital Appreciation Fund, Cl. Y       8,783,285           35,735      2,564,169       6,254,851
Oppenheimer Champion Income Fund, Cl. Y           21,194,454        4,810,801      2,208,884      23,796,371
Oppenheimer Commodity Strategy Total Return
Fund, Cl. Y                                       16,267,698        6,717,143        841,925      22,142,916
Oppenheimer Core Bond Fund, Cl. Y                 27,132,676          752,983      2,395,346      25,490,313
Oppenheimer Developing Markets Fund, Cl. Y         3,730,645        1,954,572        136,893       5,548,324
Oppenheimer Global Fund, Cl. Y                     3,003,866           14,836        112,753       2,905,949
Oppenheimer Institutional Money Market Fund,
Cl. E                                             33,291,478      123,448,337    126,807,592      29,932,223
Oppenheimer International Bond Fund, Cl. Y        10,486,302        3,990,420        364,718      14,112,004
Oppenheimer International Growth Fund, Cl. Y       8,313,075          799,168        302,784       8,809,459
Oppenheimer International Small Company Fund,
Cl. Y                                                     --        1,554,720          5,622       1,549,098
Oppenheimer Main Street Fund, Cl. Y                7,759,207           38,720        295,825       7,502,102
Oppenheimer Main Street Small Cap Fund, Cl. Y      9,165,954           44,978        364,623       8,846,309
Oppenheimer MidCap Fund, Cl. Y                     2,666,826           10,518        988,744       1,688,600
Oppenheimer Real Estate Fund, Cl. Y                4,932,187           29,240        227,711       4,733,716
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y    1,562,855            7,069        347,287       1,222,637
Oppenheimer U.S. Government Trust, Cl. Y          14,581,076          281,192        940,273      13,921,995
Oppenheimer Value Fund, Cl. Y                     17,156,128           72,443      4,767,589      12,460,982

                                                                                                  REALIZED
                                                                    VALUE          INCOME       GAIN (LOSS)
                                                               --------------   ------------   -------------
Oppenheimer Capital Appreciation Fund, Cl. Y                     $197,528,177   $         --   $ (37,048,848)
Oppenheimer Champion Income Fund, Cl. Y                            36,646,411        928,775     (17,185,833)
Oppenheimer Commodity Strategy Total Return
   Fund, Cl. Y                                                     60,007,319             --      (5,459,089)
Oppenheimer Core Bond Fund, Cl. Y                                 138,922,204      3,214,302     (11,262,408)
Oppenheimer Developing Markets Fund, Cl. Y                        102,144,790             --      (3,669,928)
Oppenheimer Global Fund, Cl. Y                                    112,925,196             --      (4,596,128)
Oppenheimer Institutional Money Market Fund,
   Cl. E                                                           29,932,223         28,849              --
Oppenheimer International Bond Fund, Cl. Y                         80,861,777        691,261        (317,938)
Oppenheimer International Growth Fund, Cl. Y                      159,891,707             --      (3,168,609)
Oppenheimer International Small Company Fund,
   Cl. Y                                                           18,310,400             --             932
Oppenheimer Main Street Fund, Cl. Y                               168,572,242             --      (7,275,087)
Oppenheimer Main Street Small Cap Fund, Cl. Y                     121,282,892             --      (5,273,438)
Oppenheimer MidCap Fund, Cl. Y                                     18,405,745             --      (7,978,291)
Oppenheimer Real Estate Fund, Cl. Y                                50,887,443             --      (3,246,850)
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                    25,528,654             --      (6,816,177)
Oppenheimer U.S. Government Trust, Cl. Y                          122,513,552      1,863,457        (664,731)
Oppenheimer Value Fund, Cl. Y                                     191,276,077             --     (53,643,479)
                                                               --------------   ------------   -------------
                                                               $1,635,636,809   $  6,726,644   $(167,605,902)
                                                               ==============   ============   =============


                           3 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

(2.) Rate shown is the 7-day yield as of April 30, 2009.

(3.) Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of April 30, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $1,635,636,809     $  (205,511)
Level 2--Other Significant Observable Inputs               --        (808,088)
Level 3--Significant Unobservable Inputs                   --              --
                                               --------------     -----------
   Total                                       $1,635,636,809     $(1,013,599)
                                               ==============     ===========

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                           4 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

FUTURES CONTRACTS AS OF APRIL 30, 2009 ARE AS FOLLOWS:

                                                NUMBER OF   EXPIRATION                   UNREALIZED
CONTRACT DESCRIPTION                 BUY/SELL   CONTRACTS      DATE          VALUE      DEPRECIATION
--------------------                 --------   ---------   ----------   ------------   ------------
Standard & Poor's 500 E-Mini Index     Sell       2,511       6/19/09    $109,228,500    $14,961,769
U.S. Treasury Nts., 5 yr.              Sell         103       6/30/09      12,065,484          7,368
U.S. Treasury Nts., 10 yr.              Buy         502       6/19/09      60,710,625         59,440
                                                                                         -----------
                                                                                         $15,028,577
                                                                                         ===========

CREDIT DEFAULT SWAP CONTRACTS AS OF APRIL 30, 2009 ARE AS FOLLOWS:

                                                                      PAY/                    UPFRONT
                                               SELL      NOTIONAL   RECEIVE                   PAYMENT
                                              CREDIT      AMOUNT     FIXED    TERMINATION    RECEIVED/
SWAP REFERENCE ENTITY      COUNTERPARTY     PROTECTION    (000S)      RATE        DATE        (PAID)        VALUE
---------------------   -----------------   ----------   --------   -------   -----------   ----------   -----------
CDX North America
Emerging Markets:
                        Barclays Bank plc      Sell       $16,300      5%       6/20/14     $4,163,292   $(3,782,842)
                        Barclays Bank plc      Sell        16,300      5        6/20/14        123,156       205,611
                                                          -------                           ----------   -----------
                                               Total       32,600                            4,286,448    (3,577,231)
                                                                                            ----------   -----------
                                                               Grand Total Buys                     --            --
                                                               Grand Total Sells             4,286,448    (3,577,231)
                                                                                            ----------   -----------
                                                               Total Credit Default Swaps   $4,286,448   $(3,577,231)
                                                                                            ==========   ===========

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                TOTAL MAXIMUM POTENTIAL                      REFERENCE
TYPE OF REFERENCE ASSET ON WHICH THE FUND     PAYMENTS FOR SELLING CREDIT      AMOUNT      ASSET RATING
SOLD PROTECTION                                PROTECTION (UNDISCOUNTED)    RECOVERABLE*      RANGE**
-------------------------------------------   ---------------------------   ------------   ------------
Non-Investment Grade Corporate Debt Indexes           $32,600,000                $--         BB+ to B

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.


                           5 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

TOTAL RETURN SWAP CONTRACTS AS OF APRIL 20, 2009 ARE AS FOLLOWS:

                                    NOTIONAL
REFERENCE ENTITY/                    AMOUNT            PAID BY                 RECEIVED BY         TERMINATION
SWAP COUNTERPARTY                    (000'S)          THE FUND                  THE FUND               DATE         VALUE
-----------------                   --------   ----------------------   ------------------------   -----------   -----------
DOW JONES U.S. REAL ESTATE INDEX:
UBS AG                               $20,905   One-Month BBA LIBOR      If positive, the Total       9/11/09     $ 2,536,722
                                               minus 30 basis points    Return of the DJUSRE
                                               and if negative, the     Index
                                               absolute value of the
                                               Total Return of the
                                               DJUSRE Index
UBS AG                                 3,933   One-Month BBA LIBOR      If positive, the Total      9/11/09       1,237,654
                                               minus 30 basis points    Return of the DJUSRE
                                               and if negative, the     Index
                                               absolute value of the
                                               Total Return of the
                                               DJUSRE Index
                                                                                                                 -----------
                                                                        Reference Entity Total                     3,774,376
                                                                                                                 -----------
MSCI DAILY TR NET EAFE USD INDEX
UBS AG                                23,188   One-Month BBA LIBOR      If positive, the Total       4/13/10       1,444,486
                                               and if negative, the     Return of the MSCI Daily
                                               absolute value of the    TR Net EAFE Index
                                               Total Return of the
                                               MSCI Daily TR Net EAFE
                                               Index
STANDARD & POOR'S SMALLCAP 600
INDEX
Deutsche Bank AG                      23,501   If positive, the         One-Month BBA LIBOR           4/9/10      (2,449,719)
                                               Total Return of the      minus 60 basis points
                                               Standard & Poor's        and if negative, the
                                               SmallCap 600 Index       absolute value of the
                                                                        Total Return of the
                                                                        Standard & Poor's
                                                                        SmallCap 600 Index
                                                                                                                 -----------
                                                                                   Total of Total Return Swaps   $ 2,769,143
                                                                                                                 ===========

Abbreviations/Definitions
are as follows:

BBA LIBOR                           British Bankers' Association London-Interbank Offered Rate
DJUSRE                              Dow Jones U.S. Real Estate Index
MSCI EAFE Index                     Morgan Stanley Capital International Europe, Australia and Far East.
                                    A stock market index of foreign stocks from the perspective of a
                                    North American investor


                           6 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

TOTAL RETURN SWAP CONTRACTS AS OF APRIL 20, 2009 ARE AS FOLLOWS:

SWAP SUMMARY AS OF APRIL 30, 2009 IS AS FOLLOWS:

The following table aggregates, as of period , the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

                                                     NOTIONAL
                            SWAP TYPE FROM            AMOUNT
SWAP COUNTERPARTY          FUND PERSPECTIVE           (000'S)      VALUE
-----------------   ------------------------------   --------   -----------
Barclays Bank plc   Credit Default Sell Protection    $32,600   $(3,577,231)
Deutsche Bank AG    Total Return                       23,501    (2,449,719)
UBS AG              Total Return                       48,025     5,218,862
                                                                -----------
                                                  Total Swaps   $  (808,088)
                                                                ===========

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily


                           7 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values


                           8 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When appplicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

MARKET RISK FACTORS

In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

     INTEREST RATE RISK

     Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     CREDIT RISK

     Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade,


                           9 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

     higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     FOREIGN EXCHANGE RATE RISK

     Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     EQUITY RISK

     Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

RISKS OF INVESTING IN DERIVATIVES

The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK

     Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the manager believes to be creditworthy at the time of the transaction. As of April 30, 2009, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would


                           10 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

     be $5,218,862, which represents the gross unrealized appreciation on these derivative contracts. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $5,218,862 as of April 30, 2009.

     CREDIT RELATED CONTINGENT FEATURES

     The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

     As of April 30, 2009, the total value of derivative positions with credit related contingent features in a net liability position was $6,026,950. If a contingent feature would have been triggered as of April 30, 2009, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its derivative transactions.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.


                           11 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument.

During the period ended April 30, 2009, the Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk. In addition, the Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended April 30, 2009, the Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk. In addition, the Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

SWAP CONTRACTS

The Fund may enter into privately negotiated agreements with a counterparty to exchange or "swap" payments at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the "notional" amount of the asset or non-asset reference to which the contract relates. As derivative contracts, swaps typically do not have an associated cost at contract inception. At initiation, contract terms are typically set at market value such that the value of the swap is $0. If a counterparty specifies terms that would result in the contract having a value other than $0 at initiation, one counterparty will pay the other an upfront payment to equalize the contract. Subsequent changes in market value are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. Contract types may include credit default, interest rate, total return, and currency swaps.


                           12 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

Swaps are marked to market daily using quotations primarily from pricing services, counterparties or brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) is comprised of the change in the valuation of the swap combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. Any payment received or paid to initiate a contract is recorded as a cost of the swap in the Statement of Assets and Liabilities in the annual and semiannual reports and as a component of unrealized gain or loss on the Statement of Operations in the annual and semiannual reports until contract termination; upon contract termination, this amount is recorded as realized gain or loss on the Statement of Operations in the annual and semiannual reports. Excluding amounts paid at contract initiation as described above, the Fund also records any periodic payments received from (paid to) the counterparty, including at termination, as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractive compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Liquidity risk is the risk that the Fund may be unable to close the contract prior to its termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the "reference asset").

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract


                           13 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

The Fund has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and/or indexes that are either unavailable or considered to be less attractive in the bond market.

The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument, or instruments. Total return swaps are less standard in structure than other types of swaps and can isolate and, or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund has entered into total return swaps on various equity indexes to increase exposure to equity risk. These equity risk related total return swaps


                           14 | Active Allocation Fund

Active Allocation Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same index multiplied by the notional amount of the contract.

The Fund has entered into total return swaps on various equity indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same index multiplied by the notional amount of the contract.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 2,650,022,051
Federal tax cost of other investments       (49,841,230)
                                        ---------------
Total federal tax cost                  $ 2,600,180,821
                                        ===============
Gross unrealized appreciation           $     8,150,124
Gross unrealized depreciation            (1,034,085,584)
                                        ---------------
Net unrealized depreciation             $(1,025,935,460)
                                        ===============


                           15 | Active Allocation Fund

Equity Investor Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                    Shares        Value
                                                  ---------   ------------
INVESTMENT COMPANIES--100.1%(1)
GLOBAL EQUITY FUNDS--29.7%
Oppenheimer Developing Markets Fund, Cl. Y        1,071,157   $ 19,720,002
Oppenheimer Global Fund, Cl. Y                    2,023,897     78,648,670
Oppenheimer Global Opportunities Fund, Cl. Y      1,234,354     22,169,010
                                                              ------------
                                                               120,537,682
                                                              ------------
MONEY MARKET FUND--0.2%
Oppenheimer Institutional Money Market Fund,
Cl. E, 0.70%(2)                                     987,783        987,783
                                                              ------------
U.S. EQUITY FUNDS--70.2%
Oppenheimer Capital Appreciation Fund, Cl. Y(3)   2,488,310     78,580,842
Oppenheimer Main Street Fund, Cl. Y               2,746,375     61,711,044
Oppenheimer Main Street Opportunity Fund, Cl. Y   4,808,034     42,551,103
Oppenheimer Main Street Small Cap Fund, Cl. Y     3,177,850     43,568,320
Oppenheimer Value Fund, Cl. Y                     3,830,671     58,800,807
                                                              ------------
                                                               285,212,116
                                                              ------------
Total Investments, at Value (Cost $635,730,401)       100.1%   406,737,581
Liabilities in Excess of Other Assets                  (0.1)      (340,126)
                                                  ---------   ------------
Net Assets                                            100.0%  $406,397,455

Footnotes to Statement of Investments


                            1 | Equity Investor Fund

Equity Investor Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES                                 SHARES
                                                     JANUARY 31,      GROSS        GROSS     APRIL 30,
                                                         2009       ADDITIONS   REDUCTIONS      2009
                                                     -----------   ----------   ----------   ---------
Oppenheimer Capital Appreciation Fund, Cl. Y          2,443,260        86,501       41,451   2,488,310
Oppenheimer Developing Markets Fund, Cl. Y            1,051,398        39,122       19,363   1,071,157
Oppenheimer Global Fund, Cl. Y                        1,987,573        70,079       33,755   2,023,897
Oppenheimer Global Opportunities Fund, Cl. Y          1,214,009        39,929       19,584   1,234,354
Oppenheimer Institutional Money Market Fund, Cl. E           --    13,438,908   12,451,125     987,783
Oppenheimer Main Street Fund, Cl. Y                   2,698,904        91,726       44,255   2,746,375
Oppenheimer Main Street Opportunity Fund, Cl. Y       4,725,621       161,122       78,709   4,808,034
Oppenheimer Main Street Small Cap Fund, Cl. Y         3,122,674       109,574       54,398   3,177,850
Oppenheimer Value Fund, Cl. Y                         3,761,980       132,109       63,418   3,830,671

                                                                              REALIZED
                                                         VALUE      INCOME      LOSS
                                                     ------------   ------   ----------
Oppenheimer Capital Appreciation Fund, Cl. Y         $ 78,580,842   $   --   $1,073,670
Oppenheimer Developing Markets Fund, Cl. Y             19,720,002       --      642,553
Oppenheimer Global Fund, Cl. Y                         78,648,670       --    1,590,078
Oppenheimer Global Opportunities Fund, Cl. Y           22,169,010       --      535,375
Oppenheimer Institutional Money Market Fund, Cl. E        987,783    1,283           --
Oppenheimer Main Street Fund, Cl. Y                    61,711,044       --    1,109,654
Oppenheimer Main Street Opportunity Fund, Cl. Y        42,551,103       --      714,530
Oppenheimer Main Street Small Cap Fund, Cl. Y          43,568,320       --      798,269
Oppenheimer Value Fund, Cl. Y                          58,800,807       --    1,059,753
                                                     ------------   ------   ----------
                                                     $406,737,581   $1,283   $7,523,882
                                                     ============   ======   ==========

(2.)   Rate shown is the 7-day yield as of April 30, 2009.

(3.)   Non-income producing security.


                            2 | Equity Investor Fund

Equity Investor Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of April 30, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                          $406,737,581          $--
Level 2--Other Significant Observable Inputs              --           --
Level 3--Significant Unobservable Inputs                  --           --
                                                ------------          ---
   Total                                        $406,737,581          $--
                                                ============          ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the


                            3 | Equity Investor Fund

Equity Investor Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund's net assets attributable to that class by the number of outstanding shares of that class on that day.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing assets and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

The Fund classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

To determine their net asset values, the Underlying Funds' assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund's assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund's assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

The Underlying Funds' investments are classified as Level 1, Level 2 or Level 3 based on the inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2.

Fair valued assets may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the


                            4 | Equity Investor Fund

Equity Investor Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When appplicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 652,853,011
                                 =============
Gross unrealized appreciation    $          --
Gross unrealized depreciation     (246,115,430)
                                 -------------
Net unrealized depreciation      $(246,115,430)
                                 =============


                            5 | Equity Investor Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 06/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 06/15/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/15/2009